Shareholder Report, Line Graph (Details) - USD ($)				10 Months Ended	12 Months Ended			22 Months Ended	24 Months Ended		34 Months Ended	36 Months Ended		46 Months Ended	48 Months Ended		58 Months Ended	60 Months Ended		70 Months Ended	72 Months Ended		82 Months Ended	84 Months Ended		94 Months Ended	96 Months Ended		106 Months Ended	108 Months Ended	120 Months Ended
	Sep. 04, 2018	Nov. 07, 2017	Aug. 31, 2016	Aug. 31, 2018	Aug. 31, 2026	Aug. 31, 2019	Aug. 31, 2017	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2018	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2019	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2020	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2021	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2022	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2023	Aug. 31, 2025	Aug. 31, 2026	Aug. 31, 2024	Aug. 31, 2026	Aug. 31, 2025	Aug. 31, 2026
C000080842 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional Shares
Accumulated Value			$ 5,000,000				$ 5,028,183			$ 5,020,246			$ 5,240,899			$ 5,419,976			$ 5,425,909			$ 5,204,685			$ 5,267,709			$ 5,577,149		$ 5,820,986	$ 5,966,198
C000080841 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Admiral Shares
Accumulated Value			10,000				10,053			10,036			10,472			10,829			10,838			10,395			10,522			11,133		11,622	11,904
C000080843 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ETF Shares Net Asset Value
Accumulated Value			10,000				10,050			10,035			10,475			10,834			10,846			10,405			10,533			11,152		11,642	11,928
C000080846 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ETF Shares Net Asset Value
Accumulated Value			10,000				9,979.062251			9,758.801248			10,719.19944			11,443.35549			11,299.26132			10,168.1037			10,041.45418			10,693.46393		11,128.85958	11,207.38365
C000080844 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Admiral Shares
Accumulated Value			10,000				9,981.112176			9,758.02047			10,716.92372			11,441.14131			11,290.95305			10,156.43693			10,030.98241			10,675.54225		11,108.37684	11,181.5583
C000080845 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional Shares
Accumulated Value			5,000,000				4,989,527			4,881,977			5,362,013			5,724,412			5,652,086			5,084,958			5,020,272			5,347,152		5,565,215	5,602,081
C000080848 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional Shares
Accumulated Value			5,000,000				4,720,192			4,575,262			5,705,930			6,392,552			5,959,939			4,607,909			4,161,688			4,363,102		4,167,571	4,174,502
C000080847 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Admiral Shares
Accumulated Value			10,000				9,438			9,149			11,406			12,775			11,908			9,207			8,311			8,712		8,317	8,331
C000080849 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ETF Shares Net Asset Value
Accumulated Value			10,000				9,437			9,147			11,405			12,776			11,917			9,213			8,319			8,726		8,332	8,347
C000080852 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ETF Shares Net Asset Value
Accumulated Value			10,000				10,183.79511			10,184.83176			10,865.61951			11,403.84337			11,567.98418			10,851.6009			11,091.92943			11,978.29043		12,661.34935	13,012.70263
C000080850 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Admiral Shares
Accumulated Value			10,000				10,183			10,185			10,867			11,400			11,564			10,843			11,078			11,963		12,640	12,989
C000080851 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional Shares
Accumulated Value			5,000,000				5,091,750			5,095,259			5,434,665			5,704,386			5,786,266			5,426,819			5,547,480			5,988,233		6,330,585	6,505,169
C000080854 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional Shares
Accumulated Value			5,000,000				5,100,412.356			5,020,202.128			5,688,131.991			6,132,393.937			6,259,249.047			5,391,162.091			5,474,013.902			6,029,976.287		6,373,779.663	6,478,681.789
C000080853 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Admiral Shares
Accumulated Value			10,000				10,199			10,035			11,370			12,256			12,504			10,766			10,933			12,044		12,727	12,934
C000080855 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ETF Shares Net Asset Value
Accumulated Value			10,000				10,198.41195			10,033.59308			11,370.78213			12,254.91946			12,509.33716			10,775.18052			10,942.72725			12,057.56147		12,744.65602	12,987.19981
C000080858 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ETF Shares Net Asset Value
Accumulated Value			10,000				10,181			9,977			12,132			13,090			13,665			10,514			10,381			11,409		11,473	11,567
C000080856 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Admiral Shares
Accumulated Value			10,000				10,184			9,980			12,139			13,094			13,666			10,509			10,378			11,399		11,464	11,439
C000080857 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional Shares
Accumulated Value			5,000,000				5,090,677			4,991,294			6,068,531			6,548,641			6,835,062			5,259,288			5,192,100			5,706,925		5,737,014	5,725,223
C000080860 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional Shares
Accumulated Value			5,000,000				5,039,382			5,004,892			5,345,366			5,584,603			5,563,608			5,023,734			4,924,484			5,293,587		5,491,709	5,662,593
C000080859 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Admiral Shares
Accumulated Value			10,000				10,076			10,007			10,684			11,158			11,116			10,035			9,839			10,574		10,965	11,304
C000080861 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ETF Shares Net Asset Value
Accumulated Value			10,000				10,074			10,006			10,687			11,162			11,123			10,043			9,848			10,586		10,982	11,325
C000195056 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ETF Shares Net Asset Value
Accumulated Value		$ 10,000		$ 9,841.092458				$ 11,148.67545			$ 11,949.46908			$ 12,232.16758			$ 10,383.65353			$ 10,501.07617			$ 11,472.65827			$ 11,910.88958			$ 12,142.03935
C000203194 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ETF Shares Net Asset Value
Accumulated Value	$ 10,000					$ 11,100.19252			$ 11,510.19112			$ 11,556.74609			$ 10,226.53222			$ 10,221.76324			$ 10,954.19772			$ 11,313.58599			$ 11,464.56093
Bloomberg U S Aggregate Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Float Adjusted Index
Accumulated Value		10,000	10,000	9,901.425809			10,046.14852	10,927.91907		9,936.762445	11,646.12592		10,966.9191	11,638.47927		11,687.68912	10,282.57506		11,680.01518	10,174.21061		10,319.27195	10,916.45664		10,210.52077	11,264.3278		10,955.41576	11,471.68692	11,304.52842	11,512.62757
Bloomberg U S Aggregate Float Adjusted C000080851 Index [Member]
Account Value [Line Items]
Accumulated Value			5,000,000				5,023,074			4,968,381			5,483,460			5,843,845			5,840,008			5,159,636			5,105,260			5,477,708		5,652,264	5,756,314
Bloomberg U S Aggregate Float Adjusted C000080850 Index [Member]
Account Value [Line Items]
Accumulated Value							10,046			9,937			10,967			11,688			11,680			10,319			10,211			10,955		11,305	11,513
Bloomberg U S Aggregate Float Adjusted C000080854 Index [Member]
Account Value [Line Items]
Accumulated Value							5,023,074.259			4,968,381.223			5,483,459.548			5,843,844.558			5,840,007.59			5,159,635.977			5,105,260.384			5,477,707.88		5,652,264.21	5,756,313.786
Bloomberg Global Aggregate Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Global Aggregate Float Adjusted Index
Accumulated Value	10,000					10,825.63975			11,488.68448			11,579.06209			9,566.544027			9,611.485554			10,316.52284			10,721.08824			10,836.51104
Spliced Bloomberg U S Treasury 1 3 Year C000080842 Index [Member]
Account Value [Line Items]
Accumulated Value			5,000,000				5,027,769			5,024,282			5,246,170			5,429,388			5,437,152			5,217,805			5,283,838			5,595,657		5,842,553	5,987,960
Spliced Bloomberg U S Treasury 1 3 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Spliced Bloomberg U.S. Treasury 1–3 Year Index
Accumulated Value			10,000				10,056			10,049			10,492			10,859			10,874			10,436			10,568			11,191		11,685	11,976
Spliced Bloomberg U S Treasury 3 10 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Spliced Bloomberg U.S.Treasury 3–10 Year Index
Accumulated Value			10,000				9,978.291557			9,770.257843			10,728.32194			11,468.69648			11,321.06923			10,190.06524			10,067.88455			10,723.30109		11,163.81098	11,243.91371
Spliced Bloomberg U S Treasury 3 10 Year C000080845 Index [Member]
Account Value [Line Items]
Accumulated Value			5,000,000				4,989,146			4,885,129			5,364,161			5,734,348			5,660,535			5,095,033			5,033,942			5,361,651		5,581,905	5,621,957
Spliced Bloomberg U S Long Treasury C000080848 Index [Member]
Account Value [Line Items]
Accumulated Value			5,000,000				4,719,533			4,589,546			5,699,768			6,440,973			5,972,831			4,620,844			4,173,292			4,377,182		4,181,892	4,189,429
Spliced Bloomberg U S Long Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Spliced Bloomberg U.S. Long Treasury Index
Accumulated Value			10,000				9,439			9,179			11,400			12,882			11,946			9,242			8,347			8,754		8,364	8,379
Bloomberg U S 1 5 Year Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. 1–5 Year Corporate Bond Index
Accumulated Value			10,000				10,202.83518			10,210.84977			10,893.63986			11,477.51252			11,639.4443			10,919.09997			11,166.03078			12,061.21724		12,747.32625	13,104.37875
Bloomberg U S 1 5 Year Corporate Bond C000080851 Index [Member]
Account Value [Line Items]
Accumulated Value			5,000,000				5,101,418			5,105,425			5,446,820			5,738,756			5,819,722			5,459,550			5,583,015			6,030,609		6,373,663	6,552,189
Bloomberg U S 1 5 Year Corporate Bond C000080850 Index [Member]
Account Value [Line Items]
Accumulated Value							10,203			10,211			10,894			11,478			11,639			10,919			11,166			12,061		12,747	13,104
Bloomberg U S 5 10 Year Corporate Bond C000080853 Index [Member]
Account Value [Line Items]
Accumulated Value							10,230			10,077			11,414			12,352			12,593			10,851			11,029			12,157		12,854	13,102
Bloomberg U S 5 10 Year Corporate Bond C000080854 Index [Member]
Account Value [Line Items]
Accumulated Value			5,000,000				5,114,778.084			5,038,431.608			5,706,836.406			6,176,018.638			6,296,267.094			5,425,370.502			5,514,465.987			6,078,661.006		6,426,953.839	6,551,188.21
Bloomberg U S 5 10 Year Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. 5–10 Year Corporate Bond Index
Accumulated Value			10,000				10,229.55617			10,076.86322			11,413.67281			12,352.03728			12,592.53419			10,850.741			11,028.93197			12,157.32201		12,853.90768	13,102.37642
Bloomberg U S 10 Year Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. 10+ Year Corporate Bond Index
Accumulated Value			10,000				10,208			10,019			12,131			13,191			13,712			10,554			10,427			11,463		11,513	11,616
Bloomberg U S 10 Year Corporate Bond C000080857 Index [Member]
Account Value [Line Items]
Accumulated Value			5,000,000				5,103,969			5,009,629			6,065,336			6,595,674			6,856,182			5,277,238			5,213,270			5,731,658		5,756,604	5,807,897
Bloomberg U S MBS Float Adjusted C000080860 Index [Member]
Account Value [Line Items]
Accumulated Value			5,000,000				5,040,516			5,016,110			5,360,281			5,600,992			5,591,638			5,062,730			4,968,444			5,340,148		5,536,446	5,709,152
Bloomberg U S MBS Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. MBS Float Adjusted Index
Accumulated Value			$ 10,000				$ 10,081			$ 10,032			$ 10,721			$ 11,202			$ 11,183			$ 10,125			$ 9,937			$ 10,680		$ 11,073	$ 11,418
Bloomberg U S Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Corporate Bond Index
Accumulated Value		$ 10,000		$ 9,851.72953				$ 11,165.16313			$ 12,003.00723			$ 12,306.52354			$ 10,471.02954			$ 10,564.82985			$ 11,546.15091			$ 11,997.70226			$ 12,230.54754
Bloomberg Global Aggregate Float Adjusted Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Global Aggregate Float Adjusted Composite Index
Accumulated Value	$ 10,000					$ 11,120.8609			$ 11,535.82243			$ 11,598.84141			$ 10,267.65667			$ 10,254.87204			$ 11,004.47413			$ 11,366.14329			$ 11,530.1503